Correspondence Filing VIA EDGAR

January 25, 2008

William J. Kotapish, Esq.
Chief, Office of Insurance Products
Division of Investment Management
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

 RE: Separate Account I of Integrity Life Insurance Company
     Response to SEC comments on Amendment Number 30 to Registration Statement File Numbers 033-56654 and 811-04844, filed on December 5, 2007

Dear Mr. Kotapish:

This letter is in response to comments from the Securities and Exchange Commission (Commission) staff (Staff) received on January 23, 2008, on Post-Effective Amendment Number 30 to the above referenced registration statement of Integrity Life Insurance Company (Integrity). The Staff's comments are restated below and each one has been addressed.

1. In the section of the prospectus titled "Your Right to Revoke," clarify that you will return the greater of the amount required by state law or the Account Value. Done. See Addendum 1 to this letter, which contains the relevant language that will be added to the prospectus.

2. In the section of the prospectus titled "Guaranteed Return Options," add the minimum rate. Done. See Addendum 1 to this letter, which contains the relevant language that will be added to the prospectus. After further discussion with the actuarial department and the interest rate committee, we determined that we are able to disclose a minimum interest rate and will not need to provide an indexing formula.

Registrant will incorporate the items contained in Addendum 1 to this letter in the prospectus and file the revised prospectus with an amendment under Section 485(b) of the Securities Act of 1933 on or about February 14, 2008, subject to any additional comments the Staff may have. We hope these responses address the Staff's concerns.

In connection with the forgoing we acknowledge that: (i) Integrity is responsible for the adequacy and accuracy of the disclosure in its registration statements; (ii) the comments of the Commission's staff, or changes to disclosures in the registration statements in response to the comments of the Commission's staff does not foreclose the Commission from taking any action with respect to the registration statements; and (iii) Integrity may not assert the comments of the Commission's staff as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If there are any questions, please do not hesitate to call me at 513-629-1854.

                                            Sincerely,

                                            \s\ Rhonda S. Malone
                                            Associate Counsel - Securities
                                            Western & Southern Financial Group

Copy:    Alison T. White, Esq. with enclosure, via overnight mail
         Michael Berenson, Esq. via electronic mail